STOCKHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Jun. 30, 2013
STOCKHOLDERS' EQUITY (DEFICIT) [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)

7.

STOCKHOLDERS' EQUITY (DEFICIT)

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock, par value $0.001 per share with such rights, preferences and limitations as may be set from time to time by resolution of the board of directors and the filing of a certificate of designation as required by Delaware law.

Common Stock Issued for Cash

On January 5, 2012, the Company signed a $5 million common stock purchase agreement with Lincoln Park Capital Fund, LLC, an Illinois limited liability company ("LPC"). Upon signing the agreement, the Company received $100,000 from LPC as an initial purchase under the $5 million commitment in exchange for 316,667 shares of the Company's common stock.

The Company also entered into a registration rights agreement with LPC whereby it agreed to file a registration statement related to the transaction with the Securities and Exchange Commission ("SEC") covering the shares that may be issued to LPC under the purchase agreement. The Company filed a registration statement on January 6, 2012 which became effective on March 26, 2012. Under the registration statement, the Company registered 4.4 million shares of the Company's common stock. From March 26, 2012 through June 30, 2012, the Company issued 686,082 shares of common stock in exchange for $510,000.

The Company has the right, in its sole discretion, over a 30-month period to sell shares of common stock to LPC in amounts up to $500,000 per sale, depending on certain conditions as set forth in the purchase agreement, which at the time of the purchase agreement was signed was up to an additional $4.9 million. During the year ended June 30, 2012, the Company issued 1,002,749 shares of common stock in exchange for $610,000 under the purchase agreement.  During the year ended June 30, 2013, the Company issued 1,333,820 shares of common stock in exchange for $810,003 in connection with the Purchase Agreement with Lincoln Park Capital.

There are no upper limits to the price LPC may pay to purchase our common stock and the purchase price of the shares related to the purchase agreement will be based on the prevailing market prices of the Company's shares immediately preceding the time of sales without any fixed discount, and the Company will control the timing and amount of any future sales of shares to LPC. LPC shall not have the right or the obligation to purchase any shares of common stock on any business day that the price the Company's common stock is below $0.35.

In consideration for entering into the purchase agreement, the Company issued to LPC 150,000 shares of common stock as a commitment fee and will issue up to 450,000 shares pro rata as LPC purchases additional shares.  As of June 30, 2013, 249,180 "pro-rata" shares have been issued. The commitment shares are subject to a 30 month lock up restriction. The purchase agreement may be terminated by the Company at any time at our discretion without any cost to it. Except for a limitation on variable priced financings, there are no financial or business covenants, restrictions on future fundings, rights of first refusal, participation rights, penalties or liquidated damages in the agreement.

During the year ended June 30, 2012 the Company issued 1,143,400 shares of common stock in exchange for $571,700 in connection with private placements with 34 accredited investors.

During the year ended June 30, 2013, the Company issued 3,914,321 shares of common stock in exchange for $1,958,000 in connection with private placements with 13 accredited investors, including issuances of 1,910,714 shares to our Chief Operating Officer and principal stockholder in exchange for $950,000 and 241,379 shares each to our Chief Executive Officer and Chief Technology Officer in exchange for a total of $280,000.

Common Stock Issued for Interest

In February 2013, the Company issued 210,226 shares of common stock to its Chief Operating Officer and principal stockholder as payment of accrued interest in the amount of $73,579. The Company recorded a loss on conversion of interest of $4,204 in connection with this transaction representing the difference between the conversion price of $0.35 per share and the fair market value of the stock on the date of conversion, $0.37 per share.

Common Stock Issued for Exercise of Options and Warrants and Cashless Exercise of Warrants

In July 2011, the Company issued 30,000 shares of common stock to a director in exchange for $30,000 in connection with the exercise of options with an exercise price of $1.00 per share.

In December 2011, the Company issued 5,000 shares of common stock to a director in connection with the exercise of options with an exercise price of $0.667 per share.

In January 2012, the Company issued 85,000 shares in exchange for $42,500 in connection with the exercise of warrants. The warrants had original exercise prices between $1.25 and $1.60 share. The Company recognized a loss on repricing of the warrants exercised of $11,919, during the three months ended March 31, 2012, representing the change in the value of the repriced warrants as compared to the value of the original warrants on the date of exercise.

In September 2012, the Company issued 1,740,000 shares of common stock in exchange for $870,000 in connection with the exercise of 1,640,000 warrants and 100,000 options to purchase shares of the Company's common stock related to an offer by the Company to reduce the exercise price to $0.50 per share. The original exercise prices of the warrants and options ranged from $1.25 to $1.75 per share. The cost of repricing warrants recognized by the Company amounted to $70,491 for the three months ended September 30, 2012. The cost represents the incremental increase in the fair value of the repriced warrants and options as compared to the original warrants and options granted, valued on the exercise date. The fair value of the warrants and options was determined using the Black-Scholes option pricing model.

In October 2012, the Company issued 80,000 shares of common in exchange for $40,000 in connection with the exercise of warrants at $0.50 per share.

In March 2013, the Company issued 9,171 shares of common stock related to the cashless exercise of 45,000 warrants to purchase common stock at an exercise price of $1.25 per share based upon a fair market value of our stock of $1.57 on the date of exercise.

In June 2013, the Company issued 11,667 shares of common stock in exchange for $6,534 in connection with the exercise of options by a director.

Common Stock Issued for Conversion of Debt

In September 2012, our Chief Operating Officer and principal stockholder converted his $322,996 convertible original issue discount note which was due on September 28, 2012 into 665,992 shares of common stock.

In February 2013, the Company issued 205,000 shares of common stock in connection with the conversion of a convertible original issue discount note in the amount of $102,500.

Common Stock Issued for Settlement

In December 2011, the Company issued 441,177 shares of common stock to a director in settlement of a loan amount due to the director by the Company's predecessor company. The fair value of the shares issued was $300,000, calculated using the closing price on the date of the settlement, and was recorded as a loss on settlement. As further inducement to enter into the settlement, the Company offered to reduce the exercise price of warrants held by the director from $1.50 to $0.50 per share if the director exercised the warrants within a short period of time. The Company issued an additional 130,000 shares of common stock to the director in exchange for $65,000 in connection with the preceding offer. As a result, the Company recognized a loss on warrant repricing of $5,834 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share.

Restricted Stock Units

On November 14, 2012 , the Compensation Committee of the Board of Directors granted its former Executive Chairman  800,000 restricted stock units  ("RSU"), of which (i) 200,000 units vested immediately, (ii) 200,000 units vest upon the Company generating $3,000,000 in revenue in any 12-month period, (iii) another 200,000 units vest upon the Company generating $5,000,000 in revenue in any 12-month period and (iv) another 200,000 units vest upon the Company generating $6,000,000 in revenue in any 12-month period. Vested Units shall be paid in shares of the Company's common stock.  The Company valued the 200,000 RSU's  which vested immediately, at $0.45 per share based on the closing bid price on the vesting date and recorded stock compensation expense of $90,000, resulting from the obligation to issue 200,000 shares of common stock.

In June 2013 the Executive Chairman was terminated for cause and the clawback provisions of the RSU agreement provided for the cancellation of the Company's obligation to issue these 200,000 shares of common stock.  As the shares had not yet been physically issued, the Company reduced its common stock issuable and recognized Other Income for the grant date fair value of $90,000 for these shares in accordance with guidance in ASC 718-20-35, Awards Classified as Equity, Subsequent Measurement in conjunction with a Clawback feature since the $196,000 fair value of the 200,000 shares at the cancellation date exceeds the grant date value of $90,000.

The fair value of stock option grants for the fiscal year ended June 30, 2013 and 2012 were estimated using the following weighted- average assumptions:

	2013	2012
Risk free interest rate	0.53% - 2.49%	0.23% - 2.35%
Expected term in years	2.5 - 10.0	1.5 - 6.5
Dividend yield	-	-
Volatility of common stock	89.67% - 93.11%	87.55% - 91.39%
Estimated annual forfeitures	-	-

The Black-Scholes option-pricing model was developed for use in estimating the fair value of non-traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. Because the Company's stock options and warrants have characteristics different from those of traded options, and because changes in the subjective input assumptions can materially affect the fair value estimate, in management's opinion, the existing models do not necessarily provide a reliable single measure of the fair value of such stock options In fiscal 2013 and 2012, the Company used the Company's trading prices in calculating the stock price volatility and based its volatility on historical volatility. The expected term was estimated using the simplified method for employee stock options since the Company does not have adequate historical exercise data to estimate the expected term.

Options to Purchase Common Stock

A summary of stock option transactions issued to employees under the 2007 Plan for the fiscal years ended June 30, 2013 and 2012 is as follows:

Employee Options and Stock Appreciation Rights

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2011	4,439,507	$1.12	5.39
Granted	675,000	$0.75	10.00
Exercised	-	$-	-
Forfeited	-	$-
Expired	(525,000)	$1.00	-
Outstanding at June 30, 2012	4,589,507	$1.04	5.95	$339,417
Exercisable at June 30, 2012	2,808,088	$1.05	5.03	$181,750

Weighted average fair value of options granted during the year ended June 30, 2012		$0.56

Balance at June 30, 2012	4,589,507	$1.04	5.95
Granted	4,622,500	$0.55	9.64
Exercised	-	$-	-
Forfeited	(2,875,000)	$0.92	-
Expired	-	$-
Outstanding at June 30, 2013	6,337,007	$0.75	6.62	$2,505,808
Exercisable at June 30, 2013	3,696,174	$0.90	5.70	$1,056,738

Weighted average fair value of options granted during the year ended June 30, 2013		$0.41

On September 1, 2011, ten-year options to purchase 150,000 shares of common stock at an exercise price of $1.95 share, which were granted by the Company on June 3, 2011, to its Chief Financial Officer (CFO) became effective, upon his transition from part time consultant to full-time employee. Of the options granted, 50,000 vested immediately and the remaining options vest semi-annually on December 31st and June 30th over the 3-year requisite service period with the first vesting date being December 31, 2011, subject to continued employment. The options were valued at $224,778 using the Black-Scholes option pricing model using a volatility of 90.6% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 2.11%. In December 2011, the Company reduced the exercise price of the options to $0.60 per share as inducement for a loan from the CFO (See related party transactions). As a result, the value of the options was increased by $15,067 which will be recorded as expense over the remaining requisite service period.

On September 20, 2011, the Company granted ten-year options to purchase 175,000 shares of common stock at an exercise price of $0.81 share to each of its three original executive officers (a total of 525,000 options). The options vest semi-annually on December 31st and June 30th with the first vesting date being December 31, 2011, subject to continued employment. The options were valued using the Black-Scholes option pricing model using a volatility of 88.89% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 6.5 years (using the simplified method) and a discount rate of 1.25%. The value of the options, $320,271, will be recorded as expense over the requisite service period. These options replaced options to purchase the same number of shares at an exercise price of $1.00 per share which expired on September 15, 2011.

In June 2012, the Company granted the Company's president a three year extension and amended the exercise price of options to purchase 50,000 shares of common stock which had an original expiration date of June 25, 2012. The extended options vested immediately and were valued with the Black-Scholes option pricing model using a volatility of 91.39% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 1.5 years (using the simplified method) and a discount rate of 0.23%. The calculated value of $17,011 was recognized as expense during the year ended June 30, 2012.

In June 2012, the Company granted the Company's Chief Executive Officer, Chief Technology Officer, Chief Financial Officer and former President ten year options to each purchase 150,000 shares of common stock at an exercise price of $0.74 per share. The options vested based upon meeting certain prescribed management goals, the first of which occurred in July 2012.  The options were valued with the Black-Scholes option pricing model using a volatility of 91.39% (derived from the historical market price of the Company's common stock since it began trading in June 2008) an expected term of 5.5 years (using the simplified method) and a discount rate of 0.78%. The calculated value of $320,640 will be recognized as the management goals are achieved.

On September 21, 2012, the Company granted options to purchase 70,000 shares of the Company's common stock at an exercise price of $0.63 per share to the father of the Company's Chief Executive Officer and Chief Technology Officer in recognition of his service. Of the options granted, 35,000 vest immediately with the remainder vesting semi-annually each December 31 and June 30 over a three year period, subject to continued employment on the vesting date. The Company valued the options at $28,358 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 4 years, using the Simplified Method and a discount rate of 0.53%.

On September 21, 2012, the Company granted five-year options to purchase 265,000 shares of common stock at an exercise price of $0.60 per share to non-executive employees. The options vest 25% immediately with the remainder vesting annually over three years, subject to continued employment. The Company valued the options at $101,029 using the Black-Scholes option pricing model using a volatility of 89.93%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 4 years, using the Simplified Method and a discount rate of 0.53%. The resulting expense will be recognized 25% immediately and the remainder over the vesting period.

On November 14, 2012, in connection with the signing of new employment agreements, the Compensation Committee of the Board of Directors granted its Chief Executive Officer, Chief Financial Officer, Chief Technology Officer and former President, 800,000 stock settled stock appreciation rights ("SARS") each, of which (i) 200,000 rights vested immediately, (ii) 200,000 rights vest upon the Company generating $3,000,000 in revenue in any 12-month period, (iii) another 200,000 rights vest upon the Company generating $5,000,000 in revenue in any 12-month period and (iv) another 200,000 rights vest upon the Company generating $6,000,000 in revenue in any 12-month period. The SARs are exercisable at $0.45 per share over a 10-year period. The Company valued the 3,200,000 SARS at $1,086,560 using the Black-Scholes option pricing model using a volatility of 89.67%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 6.5 years, using the Simplified Method and a discount rate of 0.93%. Compensation expense of $271,640 was recognized immediately relating to the 800,000 SARS that vested immediately. The remaining compensation expense will be recognized based on managements assessment that the performance targets are likely to be met within 18 months of the grant date, resulting in the $814,920 of unrecognized compensation expense being expensed by June 30, 2014.

In connection with this grant, the Company's Chief Executive Officer, former President and Chief Technology Officer agreed to cancel 250,000 stock options granted to each of them in their prior employment agreements. Because the fair value of the options cancelled exceeded the fair value of the new options granted, no additional expense will be recognized relating to these options.

In connection with a Termination and Release Agreement (the "Release Agreement") effective February 8, 2013, the Company issued its former President options to purchase 112,500 shares of common stock at an exercise price of $0.39 per share, subject to a lockup agreement for the option shares and the other shares he currently owns. The options are fully vested and have a ten year term. The Company valued the options at $43,875 using the Black-Scholes option pricing model using a volatility of 89.67%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 9.42 years, using the Simplified Method and a discount rate of 0.93%. Additionally, in connection with the Release Agreement the Company cancelled options to purchase 1,325,000 shares of common stock at exercise prices from $0.667 to $1.22 per share and under a clawback provision rescinded 800,000 stock appreciation rights. As a result of the clawback, the Company recorded other income of $67,920 representing the expense previously recognized for the vested portion of the Stock Appreciation Rights.

In June 2013, the Company granted its Chief Executive Officer, Chief Technology Officer and Chief Financial Officer 125,000 each ten-year options to purchase shares of common stock at an exercise price of $1.10 per share. The options vest in equal amounts annually on the anniversary date of the grant over three years, subject to continued employment. The Company valued the options at $317,963 using the Black-Scholes option pricing model using a volatility of 91.6%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 6.5 years, using the Simplified Method and a discount rate of 1.78%. The resulting expense will be recognized over the requisite service period of three years.

A summary of options issued to directors under the 2007 Plan and changes during the period from June 30, 2011 to June 30, 2012 and from June 30, 2012 to June 30, 2013 is as follows:

Options Issued to Directors

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2011	790,000	$1.25	7.98
Granted	280,000	$1.60	10.00
Exercised	(35,000)	$0.95	-
Forfeited	(142,500)	$1.46	-
Expired	(35,000)	$0.95	-
Outstanding at June 30, 2012	857,500	$1.36	7.96	$24,820
Exercisable at June 30, 2012	724,666	$1.39	7.83	$14,612

Weighted average fair value of options granted during the year ended June 30, 2012		$1.27

Balance at June 30, 2012	857,500	$1.36	7.96
Granted	610,000	$0.95	10.00
Exercised	(11,667)	$0.56	10.00
Forfeited	(255,000)	$1.38	-
Expired	-	$-	-
Outstanding at June 30, 2013	1,200,833	$1.16	8.04	$165,386
Exercisable at June 30, 2013	795,168	$1.24	7.25	$98,654

Weighted average fair value of options granted during the year ended June 30, 2013		$0.72

On July 1, 2011, as an automatic grant under the Equity Incentive Plan, the Company granted options to purchase 245,000 shares of the Company's common stock to directors of the Company. The options have an exercise price of $1.75 per share, vest over one year and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 89.65% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 2.35%. The value of the options, $311,001, will be recognized over the vesting term, one year.

In July 2011, the Company issued 30,000 shares of common stock to a director in exchange for $30,000 in connection with the exercise of options with an exercise price of $1.00 per share.

On September 28, 2011, in connection with the resignation of a director, options to purchase 142,500 shares of common stock at a weighted average exercise price of $1.46 per share were forfeited.

In December 2011, the Company issued 5,000 shares of common stock to a director in connection with the exercise of options with an exercise price of $0.667 per share.

In January 2012, the Company granted options to purchase 35,000 shares of the Company's common stock to a new director of the Company upon his appointment to the board and his election to serve on the audit committee. The options have an exercise price of $0.60 per share, vest over three years and have a ten year term. The options were valued using the Black-Scholes model using a volatility of 87.55% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.30%. The value of the options, $14,633, will be recognized over the vesting term, three years.

On July 1, 2012, as an automatic granter under the Equity Incentive Plan, the Company issued options to purchase 230,000 shares of common stock to directors. The options have an exercise price of $0.91 per share, vest on June 30, 2013¸ subject to continuing service as a director and bear a ten year term. The options were valued using the Black-Scholes model using a volatility of 91.04% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 5.5 years (using the simplified method) and a discount rate of 0.82%. The value of these options will be recognized as expense over the requisite service period.

On December 6, 2012, the Company issued options to purchase 5,000 shares of common stock to a director upon his appointment to the audit committee. The options have an exercise price of $0.36 per share, and vest over three years, subject to continued service and bear a ten year term. The options were valued using the Black-Scholes model using a volatility of 89.86% (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 0.90%. The value of these options, $1,360, will be recognized as expense over the requisite service period.

In March 2013, the Company granted each of its three non-employee directors ten year options to purchase 125,000 shares of common stock at an exercise price of $0.99 per share. The options vest annually over a three year period, subject to continued service as a director. The options were valued using the Black-Scholes model using a volatility of 93.11 (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.25%. The value of these options, $287,405, will be recognized as expense over the requisite service period.

In June 2013 in connection with the termination for cause of its former Executive Chairman, the Company clawed back options to purchase 255,000 shares of common stock with exercise prices from $0.91 to $1.95 per share previously granted to the Executive Chairman.  In addition, the Company rescinded a grant of 800,000 restricted stock units with an exercise price of $0.45 per share, of which 200,000 had vested.

A summary of options issued to non-employees, non-directors under the 2007 Plan and changes during the fiscal years ended June 30, 2013 and 2012 is as follows:

Non-Employee, Non-Director Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at June 30, 2011	540,000	$1.16	3.14
Granted	-	$-	-
Exercised	-	$-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	540,000	$1.16	2.14	$-
Exercisable at June 30, 2012	540,000	$1.16	2.14	$-

Weighted average fair value of options granted during the year ended June 30, 2012		N/A

Balance at June 30, 2012	540,000	$1.16	2.14
Granted	275,000	$1.23	10.00
Exercised	(100,000)	$0.50	-
Forfeited	-	$-	-
Expired	(155,000)	$1.00	-
Outstanding at June 30, 2013	560,000	$1.22	5.96	$6,250
Exercisable at June 30, 2013	285,000	$1.21	2.22	$-

Weighted average fair value of options granted during the year ended June 30, 2013		$1.00

In March 2013, the Company granted ten year options to purchase 150,000 shares of common stock at an exercise price of $1.33 per share to a consultant. The options vest annually over a three year period, subject to continued service as a consultant. The options were valued using the Black-Scholes model using a volatility of 93.11 (derived using the historical market price for the Company's common stock since it began trading in June 2008), an expected term of 6.5 years (using the simplified method) and a discount rate of 1.23%. The value of these options, $154,415, will be recognized as expense over the requisite service period.

In June 2013, the Company granted a consultant ten-year options to purchase 125,000 shares of common stock at an exercise price of $1.10 per share.  The options vest in equal amounts annually on the anniversary date of the grant over three years, subject to continued engagement as a consultant.  The Company valued the options at $119,618 using the Black-Scholes option pricing model using a volatility of 91.6%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 10.0 years, the term of the option and a discount rate of 2.49%. The resulting expense will be recognized over the requisite service period, three years.

Warrants Issued as Settlements

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2011	474,508	$1.05	1.92
Granted	-	$-	-
Exercised	(130,000)	$0.50	-
Forfeited	-	$-	-
Expired	-	$-	-
Outstanding at June 30, 2012	344,508	$1.05	0.92
Exercisable at June 30, 2012	344,508	$1.05	0.92

Weighted average fair value of warrants granted during the year ended June 30, 2012		N/A

Balance at June 30, 2012	344,508	$1.05	0.92
Granted	350,000	$0.63	4.22
Exercised	-	$-	-
Forfeited	-	$-	-
Expired	(344,508)	$1.05	-
Outstanding at June 30, 2013	350,000	$0.63	4.22
Exercisable at June 30, 2013	350,000	$0.63	4.22

Weighted average fair value of warrants granted during the year ended June 30, 2013		$0.33

In December 2011, the Company issued 130,000 shares of common stock to a director in connection with the exercise of warrants with an exercise price of $0.50 per share in exchange for $65,000. As a result, the Company recognized a loss on warrant repricing of $5,834 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share. See Note 9.

On September 21, 2012, the Company granted five year warrants to purchase 350,000 shares of the Company's common stock at an exercise price of $0.63 per share to a director in recognition of his exemplary five years of service to the Company. The warrants vested immediately. The Company valued the warrants at $115,883 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 2.5 years, using the Simplified Method and a discount rate of 0.32%.

In May 2013, warrants to purchase 344,058 shares of common stock at an exercise price of $1.05 per share held by a director expired.

A summary of warrants issued for cash and changes during the periods June 30, 2011 to June 30, 2012 and from June 30, 2012 to June 30, 2013 is as follows:

Warrants issued for cash or services

	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life
Balance at June 30, 2011	4,651,200	$1.46	2.68
Granted	-	$-	-
Exercised	(85,000)	$0.50	-
Exercise rescission	45,000	$1.25	-
Forfeited	-	$-	-
Expired	(150,000)	$1.50	-
Outstanding at June 30, 2012	4,461,200	$1.46	2.46
Exercisable at June 30, 2012	4,461,200	$1.46	2.46

Weighted average fair value of warrants granted during the year ended June 30, 2012		N/A

Balance at June 30, 2012	4,461,200	$1.46	2.46
Granted	362,500	$1.16	10.00
Exercised	(1,865,000)	$0.50	-
Forfeited	-	$-	-
Expired	(1,425,000)	$1.60	-
Outstanding at June 30, 2013	1,533,700	$1.25	2.06
Exercisable at June 30, 2013	1,533,700	$1.25	2.06

Weighted average fair value of warrants granted during the year ended June 30, 2013		$0.44

In January 2012, the Company issued 85,000 shares in exchange for $42,500 in connection with the exercise of warrants. The warrants had original exercise prices between $1.25 and $1.60 share. As a result, the Company recognized a loss on warrant repricing of $11,919 representing the difference between the market value of the warrants exercised at an exercise price of $1.50 per share and the market value at the new exercise price of $0.50 per share.

In July 2011, the Company rescinded the cashless exercise of warrants to purchase 45,000 shares of the Company's common stock at $1.25 per share held by a former director.

In May 2012, warrants to purchase 150,000 shares of common stock at $1.50 per share, held by our Chief Operating Officer and principal stockholder, expired.

On September 21, 2012, the Company granted five year warrants to purchase 50,000 shares of the Company's common stock at an exercise price of $0.63 per share to the Company's Investor Relations firm in recognition of their performance over the past year. The warrants vested immediately. The Company valued the warrants at $21,787 using the Black-Scholes option pricing model using a volatility of 90.09%, based upon the historical price of the Company's common stock since June 2008, an estimated term of 5 years, the term of the warrants, and a discount rate of 0.70%.

During the year ended June 30, 2013, the Company issued 1,820,000 shares of common stock in exchange for $910,000 in connection with the exercise of 1,820,000 warrants to purchase shares of the Company's common stock related to an offer by the Company to reduce the exercise price to $0.50 per share. The original exercise prices of the warrants ranged from $1.25 to $1.75 per share. The cost of repricing warrants recognized by the Company amounted to $70,491 for the year ended June 30, 2013. The cost represents the incremental increase in the fair value of the repriced warrants as compared to the original warrants granted, valued on the exercise date. The fair value of the warrants was determined using the Black-Scholes option pricing model.

In March 2013, the Company issued 9,171 shares of common stock in connection with the cashless exercise of warrants to purchase 45,000 shares of common stock with an exercise price of $1.25 and a fair market value of the Company's common stock of $1.57 on the date of exercise.

In May 2013, the Company issued five year warrants to purchase 312,500 shares of common stock at an exercise price of $1.25 per share in connection with two private placements with its Chief Operating Officer and principal stockholder.

During the year ended June 30, 2013, warrants to purchase 1,425,000 shares of the Company's common stock at an exercise price of $1.60 per share expired unexercised.

Options to Purchase Common Stock and Stock Appreciation Rights

Stock-based compensation expense recognized under ASC 718-10 for the fiscal years ended June 30, 2013 and 2012 was $1,497,534 and $1,371,519, respectively, for stock options and stock appreciation rights granted to employees, directors and a consultant. This expense is included in selling, general and administrative expenses in the consolidated statements of operations. Stock-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period. At June 30, 2013, the total compensation cost for stock options and stock appreciation rights not yet recognized was approximately $1,729,556. This cost will be recognized over the remaining vesting term of the options and stock appreciation rights of approximately five years.